Cover	Nov. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001831651
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Shoals Technologies Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39942
Entity Tax Identification Number	85-3774438
Entity Address, Address Line One	1400 Shoals Way
Entity Address, City or Town	Portland
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37148
City Area Code	(615)
Local Phone Number	451-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 Par Value
Trading Symbol	SHLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false